Note 9 - Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
NOTE
9.
CONCENTRATIONS

Our credit card processing revenues are from merchant customer transactions, which were processed primarily by two
third
-party processors (greater than
5%
) and our own dedicated bank identification number ("BIN")/Interbank Card Association ("ICA") number during the three
 months ended
March 31, 2021
and
2020
.

During the
three
 months ended
March 31, 2021
, we processed
20%
of our total revenue with Priority Payment Systems,
68%
from our own dedicated BIN/ICA with Esquire Bank, and
8%
with First Data Corp.

During the
three
months ended
March 31, 2021
, we processed
37%
of our total revenue with Priority Payment Systems,
43%
from our own dedicated BIN/ICA with Esquire Bank, and
10%
with First Data Corp.

NOTE
9.
CONCENTRATIONS

Credit card processing revenues are from merchant customer transactions, which were processed primarily by one
third
-party processor (greater than
5%
) and our own dedicated bank identification number ("BIN")/Interbank Card Association ("ICA") number during the years ended
December 31, 2020
and
2019.

For the year ended
December 31, 2020,
we processed
32%
of our total revenue with Priority Payment Systems, and
53%
from our own dedicated BIN/ICA with Esquire Bank, and
10%
with First Data Corp.

For the year ended
December 31, 2019,
we processed
44%
of our total revenue with Priority Payment Systems, and
38%
from our own dedicated BIN/ICA with Esquire Bank.